Commitments and Contingencies (Details) - Schedule of Commitment and Contingency $ in Thousands	9 Months Ended
Jun. 30, 2024 USD ($)
Long-Term Purchase Commitment [Line Items]
Commitments and Contingencies, Total	$ 107
Rental of premises [Member]
Long-Term Purchase Commitment [Line Items]
Commitments and Contingencies, Terms	Rental expense from July 2024 to January 2025
Commitments and Contingencies, Total	$ 75
Electrical installation for HL wire & cable in Kampung Baru Subang factory [Member]
Long-Term Purchase Commitment [Line Items]
Commitments and Contingencies, Terms	60% upon installation
Commitments and Contingencies, Total	$ 13
Installation of New Cooling Tower in Kampung Baru Subang factory [Member]
Long-Term Purchase Commitment [Line Items]
Commitments and Contingencies, Terms	30% upon piping work, 20% upon installation and 10% after 3 months warranty
Commitments and Contingencies, Total	$ 15
Rental of factory [Member]
Long-Term Purchase Commitment [Line Items]
Commitments and Contingencies, Terms	Rental expense for July 2024
Commitments and Contingencies, Total	$ 4